Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of external debt classification

	2024	2023
	$’000	$'000
Non-current
Senior Notes	2,164,209	1,930,457
Debentures and bank term loans(a)	1,055,006	1,126,239
	3,219,215	3,056,696

Current
Senior Notes	19,326	26,912
Debentures and bank term loans(a)	102,552	107,110
Bank overdraft	—	675
Letters of credit	6,856	319,454
	128,734	454,151

Total borrowings	3,347,949	3,510,847
(a)	The above amounts are shown net of pledged deposits as security (2024: Current $12.1 million, Non-current $23.4 million and 2023: $nil)

Schedule of reconciliation of debt

	2024	2023
	$’000	$’000

At January 1	3,510,847	3,344,402
Interest expense (note 11)	359,965	362,381
Interest paid	(326,984)	(299,029)
Proceeds received from issuance of borrowings (net of transaction costs)	2,209,050	985,992
Repayment of borrowings	(2,149,307)	(689,940)
Bank overdraft	(675)	612
Other transaction costs	(10,558)	(19,441)
Disposal of subsidiary	(53,065)	—
Exchange differences	(191,324)	(174,130)
At December 31	3,347,949	3,510,847

Schedule of debt by debt instrument

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	December 31,		Issue	Maturity		December 31,	December 31,
	2024	Currency	date	date	Interest rate	2024	2023
						$’000	$’000
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200,777	498,920
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	499,422	498,635
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	545,440	—
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	644,180	—
IHS Netherlands Holdco B.V.	286.0M	USD	Sep'19	Sep'27	8.000%	293,716	959,814

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	1.2B	BRL	Sep'23	Aug'31	3.10% + CDI	177,635	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	300.0M	BRL	Jun'24	Jun'32	2.80% + CDI	43,959	—
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10% + CDI	24,291	—

Bank Term Loans
IHS Côte d’Ivoire S.A.	—	XOF	Jun'22	Jun'24	5.00%	—	6,570
IHS Côte d’Ivoire S.A.	—	EUR	Jun'22	Jun'24	3.00% + 3M EURIBOR	—	4,841
IHS Côte d’Ivoire S.A.	9.4B	XOF	Dec'23	Dec'28	6.50%	14,378	—
IHS Côte d’Ivoire S.A.	74.1M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	75,473	—
IHS Holding Limited	—	USD	Oct'22	Oct'25	3.75% + CAS + 3M SOFR	—	370,935
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256,640	—
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	175,230	—
IHS Kuwait Limited	—	KWD	Apr'20	Apr'29	2.00% + CBK Discount Rate	—	61,354
IHS Towers South Africa Proprietary Limited	3.3B	ZAR	May'22	May'29	2.75% + 3M JIBAR	174,776	185,404
IHS Zambia Limited	61.8M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	62,179	81,297
INT Towers Limited	134.1B	NGN	Jan'23	Jan'28	2.50% + MPR, 18% - 27% collar	91,594	186,302
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45%- 2.50% + CDI	61,403	84,305

Revolving Credit Facilities and overdrafts(a)
IHS Holding Limited	300.0M	USD	Mar'20	Oct'26	3.00% + CAS + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR, 18% - 27% collar	—	—
IHS Towers South Africa Proprietary Limited	—	ZAR	Oct'23	Dec'24	PRIME minus 0.25%	—	675

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Mar'25	12.00% - 15.75%	6,856	319,454
						3,347,949	3,510,847
(a)	Principal amount for revolving credit facilities, overdrafts and letters of credit are the available facilities at December 31, 2024.